Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Components of Operating Expenses

The components of operating expenses include the following:

	Year ended December 31,
	2017	2016
Salaries, commissions and allowances(1)	3,978	4,249
Share-based payments	87	106
Post-employment benefits	242	245
Total staff costs	4,307	4,600
Goods and services(2)	2,063	2,018
Data	829	836
Telecommunications	333	396
Real estate	364	362
Fair value adjustments(3)	183	20
Total operating expenses	8,079	8,232

(1) Salaries, commissions and allowances include severance costs.

(2) Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.

(3) Fair value adjustments primarily represent mark-to-market impacts on embedded derivatives. In 2016, fair value adjustments also included the mark-to-market impacts on certain share-based awards. Refer to note 1 regarding the adoption of IFRS 2 amendments in 2017.